Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2013
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

TRINA SOLAR LIMITED AND SUBSIDIARIES

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated subsidiaries not available for distribution to Trina as of December 31, 2012 and 2013 of $675,745,182 and $741,993,388, respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities. The balance of the relevant bank borrowings amounted to $599 million as of December 31, 2013 (see Note 10).

TRINA SOLAR LIMITED AND SUBSIDIARIES

BALANCE SHEETS
(Amount in U.S. dollars)

	As of December 31,
	2012	2013

ASSETS
Current assets:
Cash and cash equivalents	5,739,486	2,548,419
Other current assets	19,532	19,548
Total current assets	5,759,018	2,567,967
Amount due from group companies	112,531,676	28,697,847
Investment in subsidiaries	853,607,661	796,178,499
Other non-current assets	209,574	209,574
TOTAL ASSETS	972,107,929	827,653,887

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	6,940,937	5,457,783
Convertible senior notes	83,582,000	—
Total liabilities	90,522,937	5,457,783

Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,993,306,819 and 3,605,057,489 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	39,933	36,050
Additional paid-in capital	656,943,591	663,387,912
Retained earnings	215,395,146	143,369,211
Accumulated other comprehensive income	9,206,322	15,402,931
Total equity	881,584,992	822,196,104
TOTAL LIABILITIES AND EQUITY	972,107,929	827,653,887

TRINA SOLAR LIMITED AND SUBSIDIARIES

STATEMENTS OF OPERATIONS
(Amount in U.S. dollars)

	Year ended December 31,
	2011	2012	2013

Net sales	—	—	—

Operating expenses
Selling expenses	948,195	910,494	705,839
General and administrative expenses	11,108,266	6,885,314	6,734,756
Research and development expenses	573,646	302,249	331,032
Total operating expenses	12,630,107	8,098,057	7,771,627
Loss from operations	(12,630,107)	(8,098,057)	(7,771,627)

Interest expense	(7,606,120)	(4,213,686)	(2,344,317)
Interest income	264,533	1,604,065	380,918
Equity in loss of subsidiaries	(20,189,689)	(261,348,842)	(63,625,771)
Other income, net	2,341,290	5,501,128	1,334,862
Loss before income taxes	(37,820,093)	(266,555,392)	(72,025,935)
Income tax expense	—	—	—
Net loss	(37,820,093)	(266,555,392)	(72,025,935)

STATEMENTS OF COMPREHENSIVE INCOME

(Amount in U.S. dollars)

	Year ended December 31,
	2011	2012	2013

Net loss	(37,820,093)	(266,555,392)	(72,025,935)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	1,183,743	(2,984,550)	6,196,609
Comprehensive loss	(36,636,350)	(269,539,942)	(65,829,326)

TRINA SOLAR LIMITED AND SUBSIDIARIES

STATEMENTS OF CASH FLOWS
(Amount in U.S. dollars)

	Year ended December 31,
	2011	2012	2013

Operating activities:
Net loss	(37,820,093)	(266,555,392)	(72,025,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	20,189,689	261,348,842	63,625,771
Gain on repurchasing convertible senior notes	(2,341,290)	(5,091,424)	(282,625)
Loss on change in fair value of investment in securities	295,715	—	—
Share-based compensation	7,958,434	5,999,427	5,667,846
Amortization of convertible senior notes issuance costs	2,101,948	—	—

Changes in operating assets and liabilities:
Other current assets	227,435	(6,605)	91
Other noncurrent assets	(80,317)	—	—
Accrued expenses and other current liabilities	3,383,014	(1,472,645)	(1,633,225)
Net cash used in operating activities	(6,085,465)	(5,777,797)	(4,648,077)

Investing activities:
Investment in subsidiaries, net of cash acquired	(83,000,000)	—	—
Repayment of amounts due from group companies	40,752,493	7,395,837	83,833,829
Net cash (used in) provided by investing activities	(42,247,507)	7,395,837	83,833,829

Financing activities:
Proceeds from exercise of share options	156,048	—	922,556
Payments for repurchase of convertible senior notes	(7,582,710)	(39,082,576)	(26,292,375)
Redemption of convertible senior notes	(320,000)	—	(57,007,000)
Net cash used in financing activities	(7,746,662)	(39,082,576)	(82,376,819)

Net change in cash and cash equivalents	(56,079,634)	(37,464,536)	(3,191,067)
Cash and cash equivalents at the beginning of the year	99,283,656	43,204,022	5,739,486
Cash and cash equivalents at the end of the year	43,204,022	5,739,486	2,548,419